Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accruals not currently deductible
Employee benefit costs	$ 178	$ 195
Product and other claims	204	326
Miscellaneous accruals	98	92
Pension costs	760	1,217
Stock-based compensation	210	302
Net operating/capital loss carryforwards	89	93
Foreign tax credits	32	22
Currency translation	59
Inventory	51	53
Gross deferred tax assets	1,681	2,300
Valuation allowance	(81)	(47)
Total deferred tax assets	1,600	2,253
Deferred tax liabilities:
Product and other insurance receivables	(6)	(27)
Accelerated depreciation	(447)	(730)
Intangible amortization	(784)	(903)
Currency translation		(276)
Other	(87)	(40)
Total deferred tax liabilities	(1,324)	(1,976)
Net deferred tax assets	$ 276	$ 277